Shareholder Report	6 Months Ended
May 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	YCG Funds
Entity Central Index Key	0001558372
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
YCG Enhanced Fund
Shareholder Report [Line Items]
Fund Name	YCG Enhanced Fund
Class Name	YCG Enhanced Fund
Trading Symbol	YCGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YCG Enhanced Fund for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ycgfunds.com/how-to-invest/. You can also request this information by contacting us at 1-855-444-9243.
Additional Information Phone Number	1-855-444-9243
Additional Information Website	https://ycgfunds.com/how-to-invest/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
YCG Enhanced Fund	$59	1.17%
[1]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM THE LAST SIX-MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
DOGE-driven cuts in government spending combined with rising tariffs to heighten investors’ concerns about the potential for stagflation. Additionally, the rise of Chinese-based LLMs like Deepseek dampened investor enthusiasm for American AI winners. Taken together, these news items drove the underperformance of both cyclical and AI-related names and the outperformance of more defensive, consumer staple-like companies. We took this opportunity to rebalance the portfolio and initiate positions in the American aggregates sector.
Notable contributors to performance over the six months ended May 31, 2025 were Hermßs, Republic Services, Microsoft, Mastercard, and Intuit.
Notable detractors to performance over the six months ended May 31, 2025 were Copart, Fair Isaac, Apple, L’Oréal, and MSCI.
In our Annual and Semi-Annual reports, we include all of the required quantitative information, such as financial statements, detailed footnotes, performance reports and fund holdings. We also produce a Manager Commentary which is a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on the Fund’s website at https://ycgfunds.com/how-to-invest/ or by calling 1-512-505-2347

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURNS (%) (as of May 31, 2025)

	1 Year	5 Year	10 Year
TF (without sales charge)	12.56	13.82	12.02
S&P 500 TR	13.52	15.94	12.86
S&P Global BMI TR	13.32	13.37	9.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ycgfunds.com/how-to-invest/ for more recent performance information. Visit https://ycgfunds.com/how-to-invest/ for more recent performance information.
Net Assets	$ 589,500,012
Holdings Count | $ / shares	66
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$589,500,012
Number of Holdings	66
Portfolio Turnover Rate	4%

Holdings [Text Block]

Top Sectors	(%)**
Financials	33.1%
Industrials	19.2%
Information Technology	17.6%
Consumer Discretionary	12.7%
Real Estate	4.4%
Consumer Staples	2.5%
Communication Services	2.5%
Materials	1.6%
Cash & Other	6.4%

Top Holdings	(%)
Microsoft Corp.	7.6%
MasterCard, Inc. - Class A	6.8%
Moody’s Corp.	6.1%
Hermes International	5.3%
Amazon.com, Inc.	4.4%
Copart, Inc.	4.2%
Republic Services, Inc.	4.0%
MSCI, Inc.	4.0%
Waste Management, Inc.	4.0%
Marsh & McLennan Cos, Inc.	3.9%

Top Ten Countries	(%)
United States	80.5%
France	6.4%
Ireland	4.3%
Canada	4.1%
Netherlands	1.9%
Cash & Other	2.8%
[2]
Updated Prospectus Web Address	https://ycgfunds.com/how-to-invest/

[1]
*	Annualized

[2]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.